FILED PURSUANT TO RULE 497(e)
REGISTRATION FILE NO. 33-40682


                                                    January 2, 1996

THE LAZARD FUNDS, INC.
Supplement to Prospectus Dated December 30, 1995



          Shares of the Lazard Bantam Value Portfolio and Lazard
Emerging World Funds Portfolio currently are not being offered.